        Supplement Dated October 2, 2000 to Prospectus Dated May 1, 2000
              for Pacific Innovations, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a supplement dated August 28, 2000:

                      ---------------------------------------------------------
Two new Variable       The two new Variable Investment Options are added to
Investment Options     the list on page 1 of the Prospectus.
are available

 . Strategic Value
 . Focused 30

                      ---------------------------------------------------------
The Strategic Value    The Strategic Value and Focused 30 Variable Accounts
and Focused 30         invest in the Strategic Value and Focused 30 Portfolios
Variable Accounts      of the Fund. References to the 20 Variable Investment
are added as           Options throughout the Prospectus are changed to refer
Variable Investment    to 22 Variable Investment Options or Subaccounts.
Options

                      ---------------------------------------------------------
AN OVERVIEW OF         The following on page 7 of the Prospectus is replaced:
PACIFIC
INNOVATIONS- Fees      Other Expenses
and Expenses Paid      The table also shows the Fund expenses for each
by the Pacific         Portfolio based on expenses in 1999, adjusted to
Select Fund: Other     reflect recently reduced custody fees. To help limit
Expenses               Fund expenses, effective July 1, 2000 we have
                       contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets.
                       Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for the Strategic Value and Focused 30 Portfolios, that do not exceed the previously established 0.25% expense cap.
                       Any amounts repaid to us will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In
                       1999, Pacific Life reimbursed the Small-Cap Index
                       Portfolio $96,949.

                   -----------------------------------------------------------------------------
                                                                         Less
                                       Advisory Other    12b-1 Total     adviser's     Total net
                   Portfolio           fee      expenses fees+ expenses+ reimbursement expenses
                   -----------------------------------------------------------------------------
                                              As an annual % of average daily net assets
                   Aggressive Equity     0.80     0.04     --    0.84         --         0.84
                   Emerging
                    Markets/1/           1.10     0.19     --    1.29         --         1.29
                   Diversified
                    Research/2/          0.90     0.05     --    0.95         --         0.95
                   Small-Cap Equity      0.65     0.04     --    0.69         --         0.69
                   International
                    Large-Cap/2/         1.05     0.10     --    1.15         --         1.15
                   Equity                0.65     0.03     --    0.68         --         0.68
                   I-Net
                    Tollkeeper/2/        1.50     0.14     --    1.64        (0.04)      1.60
                   Multi-Strategy        0.65     0.04     --    0.69         --         0.69
                   Equity Income         0.65     0.04     --    0.69         --         0.69
                   Strategic
                    Value/2/             0.95     0.08     --    1.03         --         1.03
                   Growth LT             0.75     0.03     --    0.78         --         0.78
                   Focused 30/2/         0.95     0.08     --    1.03         --         1.03
                   Mid-Cap Value         0.85     0.07     --    0.92         --         0.92
                   Equity Index/3/       0.25     0.04     --    0.29         --         0.29
                   Small-Cap Index       0.50     0.30     --    0.80        (0.20)      0.60
                   REIT                  1.10     0.15     --    1.25        (0.05)      1.20
                   International
                    Value                0.85     0.09     --    0.94         --         0.94
                   Government
                    Securities           0.60     0.05     --    0.65         --         0.65
                   Managed Bond/1/       0.60     0.05     --    0.65         --         0.65
                   Money Market/1/       0.35     0.04     --    0.39         --         0.39
                   High Yield
                    Bond/1/              0.60     0.05     --    0.65         --         0.65
                   Large-Cap Value       0.85     0.08     --    0.93         --         0.93
                   -----------------------------------------------------------------------------

                       /1/ Total adjusted net expenses for these Portfolios in
                           1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.
                       /2/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 1999 because the Portfolios started after December 31, 1999.
                       /3/ Total adjusted net expenses for the Equity Index
                           Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the Portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this Portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.
                       + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0023% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------
AN OVERVIEW OF         The following under Examples on page 8 of the
PACIFIC                Prospectus is replaced:
INNOVATIONS-
Examples is amended    The following table shows the expenses you would pay on
                       each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $65,000

                       . the Investment Options have an annual return of 5%

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $50,000 and a waiver would normally apply.

                       without Rider reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR) or Premier Death Benefit Rider (PDBR).

                       with SDBR reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider.

                       with PDBR reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                       --------------------------------------------------------

                                                                               Expenses if you did
                                                                               not annuitize or
                                     Expenses if you      Expenses if you      surrender, but left
                                     annuitized           surrendered          the money in your
                                     your Contract ($)    your Contract ($)    Contract ($)
                   --------------------------------------------------------------------------------
                   Variable Account  1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   --------------------------------------------------------------------------------
                   Aggressive Equity
                   without Rider      104   71  122   261  104  143  122   261   23   71  122   261
                   with SDBR          106   77  132   281  106  149  132   281   25   77  132   281
                   with PDBR          108   82  140   296  108  154  140   296   27   82  140   296
                   --------------------------------------------------------------------------------
                   Emerging Markets
                   without Rider      109   85  144   305  109  157  144   305   28   85  144   305
                   with SDBR          111   90  154   324  111  162  154   324   30   90  154   324
                   with PDBR          112   95  161   338  112  167  161   338   31   95  161   338
                   --------------------------------------------------------------------------------
                   Diversified Research
                   without Rider      105   75  128   272  105  147  128   272   24   75  128   272
                   with SDBR          107   81  138   292  107  153  138   292   26   81  138   292
                   with PDBR          109   85  145   307  109  157  145   307   28   85  145   307
                   --------------------------------------------------------------------------------
                   Small-Cap Equity
                   without Rider      102   64  110   236  102  136  110   236   21   64  110   236
                   with SDBR          104   70  120   257  104  142  120   257   23   70  120   257
                   with PDBR          105   75  128   272  105  147  128   272   24   75  128   272
                   --------------------------------------------------------------------------------
                   International Large-
                    Cap
                   without Rider      107   81  138   292  107  153  138   292   26   81  138   292
                   with SDBR          109   87  147   311  109  159  147   311   28   87  147   311
                   with PDBR          111   91  155   326  111  163  155   326   30   91  155   326
                   --------------------------------------------------------------------------------
                   Equity
                   without Rider      103   66  114   245  103  138  114   245   22   66  114   245
                   with SDBR          105   73  124   265  105  145  124   265   24   73  124   265
                   with PDBR          106   77  132   280  106  149  132   280   25   77  132   280
                   --------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without Rider      112   94  160   335  112  166  160   335   31   94  160   335
                   with SDBR          114  100  169   354  114  172  169   354   33  100  169   354
                   with PDBR          115  104  176   367  115  176  176   367   34  104  176   367
                   --------------------------------------------------------------------------------
                   Multi-Strategy
                   without Rider      103   67  114   246  103  139  114   246   22   67  114   246
                   with SDBR          105   73  125   266  105  145  125   266   24   73  125   266
                   with PDBR          106   77  132   281  106  149  132   281   25   77  132   281
                   --------------------------------------------------------------------------------

                       --------------------------------------------------------

                                                                                Expenses if you did
                                                                                not annuitize or
                                     Expenses if you       Expenses if you      surrender, but left
                                     annuitized            surrendered          the money in your
                                     your Contract ($)     your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Equity Income
                   without Rider       103   67  114   246  103  139  114   246   22   67  114   246
                   with SDBR           105   73  125   266  105  145  125   266   24   73  125   266
                   with PDBR           106   77  132   281  106  149  132   281   25   77  132   281
                   ---------------------------------------------------------------------------------
                   Strategic Value
                   without Rider       106   77  132   280  106  149  132   280   25   77  132   280
                   with SDBR           108   83  142   300  108  155  142   300   27   83  142   300
                   with PDBR           110   87  149   314  110  159  149   314   29   87  149   314
                   ---------------------------------------------------------------------------------
                   Growth LT
                   without Rider       104   70  119   255  104  142  119   255   23   70  119   255
                   with SDBR           106   76  129   275  106  148  129   275   25   76  129   275
                   with PDBR           107   80  137   290  107  152  137   290   26   80  137   290
                   ---------------------------------------------------------------------------------
                   Focused 30
                   without Rider       106   77  132   280  106  149  132   280   25   77  132   280
                   with SDBR           108   83  142   300  108  155  142   300   27   83  142   300
                   with PDBR           110   87  149   314  110  159  149   314   29   87  149   314
                   ---------------------------------------------------------------------------------
                   Mid-Cap Value
                   without Rider       105   74  126   269  105  146  126   269   24   74  126   269
                   with SDBR           107   80  136   289  107  152  136   289   26   80  136   289
                   with PDBR           108   84  144   304  108  156  144   304   27   84  144   304
                   ---------------------------------------------------------------------------------
                   Equity Index
                   without Rider        99   54   93   203   99  126   93   203   18   54   93   203
                   with SDBR           101   60  104   224  101  132  104   224   20   60  104   224
                   with PDBR           102   65  111   240  102  137  111   240   21   65  111   240
                   ---------------------------------------------------------------------------------
                   Small-Cap Index
                   without Rider       103   67  114   246  103  139  114   246   22   67  114   246
                   with SDBR           105   73  125   266  105  145  125   266   24   73  125   266
                   with PDBR           106   77  132   281  106  149  132   281   25   77  132   281
                   ---------------------------------------------------------------------------------
                   REIT
                   without Rider       108   82  140   297  108  154  140   297   27   82  140   297
                   with SDBR           110   88  150   316  110  160  150   316   29   88  150   316
                   with PDBR           111   93  157   330  111  165  157   330   30   93  157   330
                   ---------------------------------------------------------------------------------
                   International Value
                   without Rider       105   74  127   271  105  146  127   271   24   74  127   271
                   with SDBR           107   80  137   291  107  152  137   291   26   80  137   291
                   with PDBR           109   85  145   306  109  157  145   306   28   85  145   306
                   ---------------------------------------------------------------------------------
                   Government Securities
                   without Rider       102   66  112   242  102  138  112   242   21   66  112   242
                   with SDBR           104   72  123   262  104  144  123   262   23   72  123   262
                   with PDBR           106   76  130   277  106  148  130   277   25   76  130   277
                   ---------------------------------------------------------------------------------
                   Managed Bond
                   without Rider       102   65  112   241  102  137  112   241   21   65  112   241
                   with SDBR           104   71  122   261  104  143  122   261   23   71  122   261
                   with PDBR           106   76  130   276  106  148  130   276   25   76  130   276
                   ---------------------------------------------------------------------------------
                   Money Market
                   without Rider       100   57   99   213  100  129   99   213   19   57   99   213
                   with SDBR           102   63  109   234  102  135  109   234   21   63  109   234
                   with PDBR           103   68  116   250  103  140  116   250   22   68  116   250
                   ---------------------------------------------------------------------------------
                   High Yield Bond
                   without Rider       102   65  112   241  102  137  112   241   21   65  112   241
                   with SDBR           104   71  122   261  104  143  122   261   23   71  122   261
                   with PDBR           106   76  130   276  106  148  130   276   25   76  130   276
                   ---------------------------------------------------------------------------------
                   Large-Cap Value
                   without Rider       105   74  127   270  105  146  127   270   24   74  127   270
                   with SDBR           107   80  137   290  107  152  137   290   26   80  137   290
                   with PDBR           109   85  144   305  109  157  144   305   28   85  144   305
                   ---------------------------------------------------------------------------------

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart on page 10 of the Prospectus YOUR INVESTMENT
OPTIONS: Your          OPTIONS: Your Variable Investment Options is amended to
Variable               add the following:
Investment Options
is amended

                                                          Primary Investments
  Portfolio               Objective                   (under normal circumstances)        Portfolio Manager
-----------------------------------------------------------------------------------------------------------
 Strategic      Long-term growth of capital.   Common stocks with the potential for long- Janus Capital
 Value                                         term growth                                Corporation
                                               of capital.
-----------------------------------------------------------------------------------------------------------
 Focused 30     Long-term growth of capital.   Common stocks selected for their growth    Janus Capital
                                               potential.                                 Corporation
-----------------------------------------------------------------------------------------------------------